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                                                           File Nos. 333-138560
                                                                     811-21978

As filed with the Securities and Exchange Commission on March 16, 2012

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                     Pre-Effective Amendment No. ____              [ ]

                      Post-Effective Amendment No. 15              [X]

                                  and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                    [X]

                             Amendment No. 16                      [X]

                       (Check appropriate box or boxes)

                            PIONEER SERIES TRUST VI
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

      [X] immediately upon filing pursuant to paragraph (b)
      [ ] on [date] pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on [date] pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a Previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 16th day of March, 2012.

                                             PIONEER SERIES TRUST VI

                                             By:  /s/Daniel K. Kingsbury
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 16, 2012:

      Signature                              Title
      ---------               -------------------------------------
      John F. Cogan, Jr.*     Chairman of the Board,
      John F. Cogan, Jr.      President (Principal Executive
                              Officer) and Trustee

      Mark E. Bradley*        Treasurer (Principal
      Mark E. Bradley         Financial and Accounting Officer)

      David R. Bock*          Trustee
      David R. Bock

      Mary K. Bush*           Trustee
      Mary K. Bush

      Benjamin M. Friedman*   Trustee
      Benjamin M. Friedman

      Margaret B. W. Graham*  Trustee
      Margaret B. W. Graham

      /s/Daniel K. Kingsbury Executive Vice President and Trustee Daniel K. Kingsbury

      Thomas J. Perna*        Trustee
      Thomas J. Perna

      Marguerite A. Piret*    Trustee
      Marguerite A. Piret

      Stephen K. West*        Trustee
      Stephen K. West

*By:  /s/Daniel K. Kingsbury             Dated: March 16, 2012
       Daniel K. Kingsbury
       Attorney-in-Fact

Pioneer Cayman Commodity Fund Ltd. certifies that it has duly caused this Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the city of Boston, and Commonwealth of Massachusetts, on the 16th day of March, 2012.

                                             PIONEER CAYMAN COMMODITY FUND, LTD.

                                             By:  /s/Daniel K. Kingsbury
                                             -----------------------------------
                                                  Daniel K. Kingsbury
                                                  Director

This Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., has been signed below by the following person in the capacity indicated below on March 16, 2012.

            SIGNATURE                        TITLE
----------------------------------          ---------
/s/Daniel K. Kingsbury                      Director
Daniel K. Kingsbury

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                                 EXHIBIT INDEX

          Index Number  Description of Index

          EX-101.INS    XBRL Instance Document

          EX-101.SCH    XBRL Taxonomy Extension Schema Document

          EX-101.CAL    XBRL Taxonomy Extension Calculation Document

          EX-101.DEF    XBRL Taxonomy Extension Definition Document

          EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase

          EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase